Loans and asset quality - Information about Impaired Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	$ 4	$ 9	$ 7
Impaired loans without an allowance, average recorded investment	3	105	2
Total impaired loans, average recorded investment	7	114	9
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Total impaired loans, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	2	7
Impaired loans without an allowance, recorded investment	4	2
Total impaired loans, recorded investment	6	9
Impaired loans with an allowance, unpaid Principal balance	5	10
Impaired loans without an allowance, unpaid Principal balance	4	2
Total impaired loans, unpaid Principal balance	9	12
Impaired loans with an allowance, related allowance	1	5
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0	1	1
Impaired loans without an allowance, average recorded investment	0	1	0
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	0	0
Impaired loans with an allowance, unpaid Principal balance	3	3
Impaired loans with an allowance, related allowance	0	0
Financial institutions
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	1	0	0
Impaired loans without an allowance, average recorded investment	0	102	0
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	1	0
Impaired loans with an allowance, unpaid Principal balance	1	0
Impaired loans with an allowance, related allowance	0	0
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	2	5	6
Impaired loans without an allowance, average recorded investment	3	2	2
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	1	3
Impaired loans without an allowance, recorded investment	4	2
Impaired loans with an allowance, unpaid Principal balance	1	3
Impaired loans without an allowance, unpaid Principal balance	4	2
Impaired loans with an allowance, related allowance	1	3
Lease financings
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	1	3	0
Impaired loans with an allowance, interest income recognized	0	0	$ 0
Impaired loans with an allowance, recorded investment	0	4
Impaired loans with an allowance, unpaid Principal balance	0	4
Impaired loans with an allowance, related allowance	0	2
Loans Individually Less Than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1	1
Impaired loans with an allowance, related allowance	1	1
Loans Individually Less Than 1 Million | Maximum
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	$ 1	$ 1